Nota 28 Profit attributable to non-controlling interests (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ 418	€ 351
BBVA Garanti [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(99)	(78)
Peru BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(206)	(174)
Argentina BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(41)	(48)
Colombia BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(5)	(1)
Venezuela BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	(52)	(41)
Other entities BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	€ (14)	€ (10)